Transfers of financial assets (TFA) - Securitizations (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2016
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	SFr (2)	SFr 1	SFr 7
Proceeds from transfer of assets	3,954	9,813	5,335
Cash received on interests that continue to be held	69	148	102
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	(4)	5	13
Proceeds from transfer of assets	9,866	20,062	22,728
Purchases of previously transferred financial assets or their underlying collateral	0	(1)	(4)
Servicing fees	2	3	2
Cash received on interests that continue to be held	529	457	444
Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	26	24	29
Proceeds from transfer of assets	2,813	1,740	1,819
Impact of ASU 2015-2 implementation not included in the amount of proceeds from transfer of assets				SFr 3,109
Servicing fees	137	0	0
Cash received on interests that continue to be held	2	3	17
Bank | CMBS
Transfers of financial assets disclosures
Net gain/(loss)	(2)	1	7
Proceeds from transfer of assets	3,954	9,813	5,335
Cash received on interests that continue to be held	69	148	102
Bank | RMBS
Transfers of financial assets disclosures
Net gain/(loss)	(4)	5	13
Proceeds from transfer of assets	9,866	20,062	22,728
Purchases of previously transferred financial assets or their underlying collateral	0	(1)	(4)
Servicing fees	2	3	2
Cash received on interests that continue to be held	529	457	444
Bank | Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	26	24	29
Proceeds from transfer of assets	2,813	1,740	1,819
Impact of ASU 2015-2 implementation not included in the amount of proceeds from transfer of assets				SFr 3,109
Servicing fees	137	0	0
Cash received on interests that continue to be held	SFr 2	SFr 3	SFr 17